Restatement (Tables)	12 Months Ended
Dec. 31, 2014
Restatement [Abstract]
Schedule of restatement pertaining to previous year financial statements

The following items were restated in the 2013 Annual Financial Statements

Balance Sheet	Previously stated	Adjustments	Restated
Accounts receivable	$1,566,964	$(55,255)	$1,511,709
Revenue share payable	$1,193,661	$93,891	$1,287,552
Deferred revenue	$4,252	$222,020	$226,272
Additional paid in capital	$8,726,708	$148,477	$8,875,155
Deferred stock compensation	$(233,942)	$(36,520)	$(270,462)
Accumulated deficit	$(24,616,220)	$(483,137)	$(25,099,357)

Statement of Operations
Revenue	$4,957,016	$(277,275)	$4,679,741
Revenue share expense	$1,767,425	$93,891	$1,861,316
Operating expenses	$2,973,990	$111,701	$3,085,691
Net income (loss)	$215,847	$(483,137)	$(267,290)

Statement of Cash Flows
Net income (loss)	$215,847	$(483,137)	$(267,290)
Stock options issued for services	$19,547	$75,451	$94,998
Stock-based compensation	$399,092	$36,520	$435,612
Changes in accounts receivable	$(950,166)	$55,255	$(894,911)
Changes in revenue share payable	$1,103,084	$93,891	$1,196,975
Changes in deferred revenue	$(45,000)	$222,020	$177,020

Period Ended September 30, 2013 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$782,902	$28,376	$811,278
Deferred revenue	$13,272	$147,860	$161,132
Additional paid in capital	$8,449,271	$148,477	$8,597,748
Deferred stock compensation	$(233,077)	$(54,780)	$(287,857)
Accumulated deficit	$(24,870,854)	$(270,207)	$(25,141,061)

Statement of Operations
Three Months ended September 30, 2013
Revenue	$1,373,029	$(147,860)	$1,225,169
Revenue share expense	$529,134	$28,376	$557,510
Operating expenses	$982,504	$93,971	$1,076,475
Net income (loss)	$(141,527)	$(270,207)	$(411,734)
Nine Months ended September 30, 2013
Revenue	$3,146,406	$(147,860)	$2,998,546
Revenue share expense	$1,264,059	$28,376	$1,292,435
Operating expenses	$2,272,239	$93,971	$2,366,210
Net income (loss)	$(389,716)	$(270,207)	$(659,923)

Statement of Cash Flows
Net income (loss)	$(389,716)	$(270,207)	$(659,923)
Stock-based compensation	$310,823	$93,971	$404,794
Changes in revenue share payable	$649,825	$28,376	$678,201
Changes in deferred revenue	$(35,980)	$147,860	$111,880

Period Ended March 31, 2014 (unaudited):

Three Months ended March 31, 2014
Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$797,725	$167,880	$965,605
Deferred revenue	$168,714	$268,807	$437,521
Additional paid in capital	$27,155,730	$148,477	$27,304,207
Deferred stock compensation	$(454,409)	$(18,260)	$(472,669)
Accumulated deficit	$(25,269,535)	$(591,917)	$(25,861,452)

Statement of Operations

Revenue	$1,317,347	$(27,919)	$1,289,428
Revenue share expense	$498,810	$62,601	$561,411
Operating expenses	$1,471,598	$18,260	$1,489,858
Net income (loss)	$(653,315)	$(108,780)	$(762,095)

Statement of Cash Flows
Net income (loss)	$(653,315)	$(108,780)	$(762,095)
Stock-based compensation	$361,957	$18,260	$380,217
Changes in revenue share payable	$(395,935)	$62,601	$(333,334)
Changes in deferred revenue	$164,462	$27,919	$192,381

Period Ended June 30, 2014 (unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$506,901	$366,088	$872,989
Deferred revenue	$42,908	$258,270	$301,178
Additional paid in capital	$27,304,112	$84,677	$27,388,789
Accumulated deficit	$(25,322,216)	$(738,674)	$26,060,890)

Statement of Operations
Three Months ended June 30, 2014
Revenue	$1,454,214	$(27,206)	$1,427,008
Revenue share expense	$540,048	$190,092	$730,140
Operating expenses	$967,070	$(70,541)	$896,529
Net income (loss)	$(52,681)	$(146,757)	$(199,438)

Six Months ended June 30, 2014
Revenue	$2,771,560	$(55,124)	$2,716,436
Revenue share expense	$1,038,858	$252,693	$1,291,551
Operating expenses	$2,439,028	$(52,281)	$2,386,747
Net income (loss)	$(705,996)	$(255,537)	$(961,533)

Statement of Cash Flows
Net income (loss)	$(705,996)	$(255,537)	$(961,533)
Stock-based compensation	$654,634	$(52,281)	$602,353
Changes in revenue share payable	$(686,760)	$252,693	$(434,067)
Changes in deferred revenue	$38,656	$55,124	$93,780

Period Ended September 30, 2014(unaudited):

Balance Sheet	Previously stated	Adjustments	Restated

Revenue share payable	$853,410	$421,019	$1,274,429
Deferred revenue	$-0-	$118,949	$118,949
Additional paid in capital	$28,398,825	$84,677	$28,483,502
Accumulated deficit	$(25,716,530)	$(638,903)	$(26,355,433)

Statement of Operations
Three Months ended September 30, 2014
Revenue	$1,620,215	$199,206	$1,819,421
Revenue share expense	$858,898	$99,435	$958,,333
Operating expenses	$1,155,933	$-0-	$1,155,933
Net income (loss)	$(394,314)	$99,771	$(294,543)

Nine Months ended September 30, 2014
Revenue	$4,391,775	$144,082	$4,535,857
Revenue share expense	$1,897,757	$352,127	$2,249,884
Operating expenses	$3,594,961	$(52,280)	$3,542,681
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)

Statement of Cash Flows
Net income (loss)	$(1,100,310)	$(155,766)	$(1,256,076)
Stock-based compensation	$1,118,952	$(52,280)	$(1,066,672)
Changes in revenue share payable	$(340,251)	$352,127	$11,876
Changes in deferred revenue	$(4,252)	$(144,082)	$(148,334)